Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Warrants Outstanding, Beginning	19,654,167	419,167
Warrants Granted		25,355,000
Warrants Forfeited	(10,667)
Warrants Exercised		(6,120,000)
Warrants Outstanding, End	19,643,500	19,654,167
Warrants Exercisable, End	19,643,500
Weighted Average Exercise Price Warrants Outstanding, Beginning	$ 1.57	$ 61.00
Weighted Average Exercise Price Warrants Granted		0.97
Weighted Average Exercise Price Warrants Forfeited	256.25
Weighted Average Exercise Price Warrants Exercised		0.50
Weighted Average Exercise Price Warrants Outstanding, End	1.50	$ 1.57
Weighted Average Exercise Price Warrants Exercisable at End	$ 1.50
Weighted Average Remaining Contractual Life, Outstanding, Beginning	2 years 9 months 3 days	3 years 5 months 23 days
Weighted Average Remaining Contractual Life, Outstanding, End	1 year 9 months 3 days	2 years 9 months 3 days
Weighted Average Remaining Contractual Life Exercisable at End	1 year 9 months 3 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 1,111,600
Aggregate Intrinsic Value Outstanding, End	0	$ 1,111,600
Aggregate Intrinsic Value Outstanding, Exercisable at End	$ 0